Current and deferred income tax liability (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	$ (29,883)	$ (43,283)
Change in deferred tax liability	(854)	13,400
Ending Balance	(30,737)	(29,883)
Mining assets
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	0	0
Change in deferred tax liability	0	0
Ending Balance	0	0
Property, Plant, and equipment
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	(1,796)	(3,935)
Change in deferred tax liability	130	2,139
Ending Balance	(1,666)	(1,796)
Inventory
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	(1,462)	(2,482)
Change in deferred tax liability	(636)	1,020
Ending Balance	(2,098)	(1,462)
Provisions
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	667	(600)
Change in deferred tax liability	2,089	1,267
Ending Balance	2,756	667
Decommissioning liabilities
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	3,928	4,094
Change in deferred tax liability	(24)	(166)
Ending Balance	3,904	3,928
Mining royalties
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	1,241	878
Change in deferred tax liability	223	363
Ending Balance	1,464	1,241
Mining assets
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	(42,041)	(50,302)
Change in deferred tax liability	76	8,261
Ending Balance	(41,965)	(42,041)
Deferred revenue
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	0	1,471
Change in deferred tax liability	0	(1,471)
Ending Balance	0	0
Other items
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	1,532	919
Change in deferred tax liability	(1,216)	613
Ending Balance	316	1,532
Non-capital losses
Disclosure Of Deferred Income Taxes [Roll Forward]
Begriming Balance	8,048	6,674
Change in deferred tax liability	(1,496)	1,374
Ending Balance	$ 6,552	$ 8,048